As filed with the Securities and Exchange Commission on or about May 19, 2011

Registration No. 33-17463 and 811-5344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 72	☒

and/or

REGISTRATION STATEMENT

Under the Investment Company Act of 1940

Amendment No. 73	☒

WILLIAM BLAIR FUNDS

(Exact Name of Registrant as Specified in Charter)

222 West Adams Street

Chicago, Illinois 60606

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 364-8000

(Name and Address of Agent for Service)	Copy to:

Michelle R. Seitz William Blair & Company, L.L.C. 222 West Adams Street Chicago, Illinois 60606	Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or

☐	on May 1, 2011 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on May 1, 2011 pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: May 1, 2011

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 19th day of May, 2011.

WILLIAM BLAIR FUNDS

By:	/s/ MICHELLE R. SEITZ
Michelle R. Seitz, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 19th day of May, 2011.

Signature	Title

/s/ RICHARD W. SMIRL* Richard W. Smirl	Trustee

/s/ ANN P. MCDERMOTT* Ann P. McDermott	Trustee

/s/ PHILLIP O. PETERSON* Phillip O. Peterson	Trustee

/s/ LISA A. POLLINA* Lisa A. Pollina	Trustee

/s/ DONALD J. REAVES* Donald J. Reaves	Trustee

/s/ DONALD L. SEELEY* Donald L. Seeley	Trustee

/s/ THOMAS J. SKELLY* Thomas J. Skelly	Trustee

/s/ MICHELLE R. SEITZ Michelle R. Seitz	Trustee (Chairperson of the Board) and President (Principal Executive Officer)

/s/ COLETLE M. GARAVALIA Coletle M. Garavalia	Treasurer (Principal Financial Officer, Principal Accounting Officer)

*By:	/s/ MICHELLE R. SEITZ
Michelle R. Seitz, Attorney-in-Fact

*	Michelle R. Seitz signs this document pursuant to powers of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase